Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets are summarized as follows as of December 31, 2024 and 2023:

(in thousands)	Notes	2024	2023

Income taxes receivable	(17)	$46,563	$60,639
Prepaid expenses		41,772	44,854
Other receivables		31,326	38,177
Fair value of derivative instruments	(14)	23,604	43,230
Value added tax		17,291	19,911
Contract assets	(4)	14,525	15,039
Cash collateral	(14)	3,246	87,666
Total prepaid expenses and other current assets		$178,327	$309,516